Cash and Cash Equivalents and Short-Term Deposits (Details) - Schedule of Cash and Cash Equivalents and Short-Term Deposits $ in Thousands, $ in Thousands	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Schedule Of Cash And Cash Equivalents And Short Term Deposits Abstract
Cash and cash equivalents		$ 202,642		$ 46,150
Short-term deposits			$ 81,690	81,690
Total		$ 202,642		$ 127,840